Mercer US Large Cap Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.7%

	Basic Materials — 2.3%
59,400	Alcoa Corp.	3,539,052
57,228	Celanese Corp. Class A	9,617,737
178,723	DuPont de Nemours, Inc.	14,437,244
17,400	Eastman Chemical Co.	2,103,834
63,210	Huntsman Corp.	2,204,765
83,200	Newmont Corp.	5,160,064

		37,062,696

	Communications — 21.7%
112,854	Airbnb, Inc. Class A*	18,789,062
8,546	Alphabet, Inc. Class A*	24,758,104
15,223	Alphabet, Inc. Class C*	44,049,121
18,354	Amazon.com, Inc.*	61,198,476
263,300	AT&T, Inc.	6,477,180
7,270	Charter Communications, Inc. Class A*	4,739,822
185,100	Cisco Systems, Inc.	11,729,787
190,994	Comcast Corp. Class A	9,612,728
31,621	Discovery, Inc. Class A* (a)	744,358
22,563	Fox Corp. Class A	832,575
142,500	Juniper Networks, Inc.	5,088,675
127,101	Liberty Global Plc Class C*	3,570,267
438,284	Lumen Technologies, Inc.	5,500,464
73,332	Match Group, Inc.*	9,698,157
3,744	MercadoLibre, Inc.*	5,048,410
110,023	Meta Platforms, Inc. Class A*	37,006,236
45,300	Motorola Solutions, Inc.	12,308,010
39,129	Netflix, Inc.*	23,572,875
9,454	Okta, Inc.*	2,119,303
53,376	Omnicom Group, Inc.	3,910,860
12,029	Sea, Ltd., ADR*	2,691,008
12,701	Shopify, Inc. Class A*	17,494,230
120,478	Snap, Inc. Class A*	5,666,080
16,335	Spotify Technology SA*	3,822,880
55,190	T-Mobile US, Inc.*	6,400,936
39,183	Trade Desk, Inc. (The) Class A*	3,590,730
141,145	Uber Technologies, Inc.*	5,918,210
186,700	Verizon Communications, Inc.	9,700,932
62,741	Walt Disney Co. (The)*	9,717,954

		355,757,430

	Consumer, Cyclical — 10.3%
3,093	Advance Auto Parts, Inc.	741,949
1,190	AutoZone, Inc.*	2,494,704
11,260	Carvana Co. Class A*	2,609,955
2,779	Chipotle Mexican Grill, Inc. Class A*	4,858,387
11,243	Costco Wholesale Corp.	6,382,651
6,644	Cummins, Inc.	1,449,322
50,404	Dollar General Corp.	11,886,775

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Consumer, Cyclical — continued
83,100	Dollar Tree, Inc.*	11,677,212
9,016	Domino’s Pizza, Inc.	5,087,999
15,800	DR Horton, Inc.	1,713,510
73,403	General Motors Co.*	4,303,618
71,430	Kering SA, ADR	5,750,829
18,152	LKQ Corp.	1,089,665
9,516	Lowe’s Cos., Inc.	2,459,696
14,566	Lululemon Athletica, Inc.*	5,701,861
48,811	LVMH Moet Hennessy Louis Vuitton SE, ADR	8,078,221
18,730	Magna International, Inc.(a)	1,516,006
17,376	Marriott International, Inc. Class A*	2,871,210
99,459	NIKE, Inc. Class B	16,576,832
3,950	O’Reilly Automotive, Inc.*	2,789,609
110,158	PulteGroup, Inc.	6,296,631
82,599	Starbucks Corp.	9,661,605
30,599	Tesla, Inc.*	32,336,411
28,600	Thor Industries, Inc.	2,967,822
212,301	TJX Cos., Inc. (The)	16,117,892
26,060	Walgreens Boots Alliance, Inc.	1,359,290
4,295	Williams-Sonoma, Inc.	726,413

		169,506,075

	Consumer, Non-cyclical — 20.6%
145,976	Abbott Laboratories	20,544,662
16,500	AbbVie, Inc.	2,234,100
327,752	Adyen NV, ADR*	8,626,433
15,602	Align Technology, Inc.*	10,253,322
133,686	Altria Group, Inc.	6,335,380
18,812	Amgen, Inc.	4,232,136
167,700	Archer-Daniels-Midland Co.	11,334,843
34,300	AstraZeneca Plc, ADR	1,997,975
127,400	Baxter International, Inc.	10,936,016
9,382	Biogen, Inc.*	2,250,929
8,569	BioNTech SE, ADR*	2,209,088
36,793	Block, Inc.*	5,942,437
86,838	Bristol-Myers Squibb Co.	5,414,349
12,883	Cardinal Health, Inc.	663,346
49,184	Cigna Corp.	11,294,122
434,513	Conagra Brands, Inc.	14,838,619
72,473	CORTEVA, Inc.	3,426,523
158,930	CVS Health Corp.	16,395,219
11,556	Danaher Corp.	3,802,040
5,292	DexCom, Inc.*	2,841,539
20,995	Eli Lilly & Co.	5,799,239
22,997	Estee Lauder Cos., Inc. (The) Class A	8,513,489
45,561	Gartner, Inc.*	15,231,953
6,805	Gilead Sciences, Inc.	494,111
80,780	GlaxoSmithKline Plc, ADR(a)	3,562,398
17,990	Global Payments, Inc.	2,431,888

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Consumer, Non-cyclical — continued
42	HCA Healthcare, Inc.	10,791
8,242	Humana, Inc.	3,823,134
18,005	Illumina, Inc.*	6,849,822
37,800	Ingredion, Inc.	3,652,992
35,994	Intra-Cellular Therapies, Inc.*	1,883,926
32,165	Intuitive Surgical, Inc.*	11,556,884
19,500	Jazz Pharmaceuticals Plc*	2,484,300
35,632	JM Smucker Co. (The)	4,839,538
90,200	Johnson & Johnson	15,430,514
6,554	Kellogg Co.	422,209
3,843	Kimberly-Clark Corp.	549,242
263,407	Kroger Co. (The)	11,921,801
26,740	McKesson Corp.	6,646,762
12,900	Medtronic Plc	1,334,505
134,900	Merck & Co., Inc.	10,338,736
10,690	Molina Healthcare, Inc.*	3,400,275
59,370	PayPal Holdings, Inc.*	11,195,995
44,200	Pfizer, Inc.	2,610,010
20,639	Philip Morris International, Inc.	1,960,705
28,157	Quest Diagnostics, Inc.	4,871,443
5,363	S&P Global, Inc.	2,530,961
49,520	Tyson Foods, Inc. Class A	4,316,163
25,705	UnitedHealth Group, Inc.	12,907,509
865,617	Viatris, Inc.	11,711,798
22,300	Zimmer Biomet Holdings, Inc.	2,832,992
67,309	Zoetis, Inc.	16,425,415

		338,114,578

	Energy — 2.3%
122,528	BP Plc, ADR	3,262,921
76,600	Canadian Natural Resources, Ltd.(a)	3,236,350
35,300	Chevron Corp.	4,142,455
232,246	ConocoPhillips	16,763,516
243,446	Kinder Morgan, Inc.	3,861,054
10,590	Marathon Petroleum Corp.	677,654
6,527	Valero Energy Corp.	490,243
194,359	Williams Cos., Inc. (The)	5,061,108

		37,495,301

	Financial — 14.6%
44,200	AerCap Holdings NV*	2,891,564
48,470	Allstate Corp. (The)	5,702,496
18,093	Ally Financial, Inc.	861,408
197,400	American International Group, Inc.	11,224,164
33,990	Ameriprise Financial, Inc.	10,253,423
463,321	Annaly Capital Management, Inc. REIT	3,623,170
716,271	Banco Santander SA, ADR	2,356,532
143,726	Bank of America Corp.	6,394,370
12,231	Bank of New York Mellon Corp. (The)	710,376

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Financial — continued
17,100	Berkshire Hathaway, Inc. Class B*	5,112,900
12,993	Boston Properties, Inc. REIT	1,496,534
7,956	Capital One Financial Corp.	1,154,336
216,751	Citigroup, Inc.	13,089,593
24,250	Comerica, Inc.	2,109,750
89,923	Discover Financial Services	10,391,502
112,305	Equitable Holdings, Inc.	3,682,481
134,300	Equity Residential REIT	12,154,150
29,630	Essent Group, Ltd.	1,349,054
14,018	Essex Property Trust, Inc. REIT	4,937,560
17,900	JPMorgan Chase & Co.	2,834,465
152,740	KeyCorp.	3,532,876
31,160	KKR & Co., Inc.	2,321,420
35,899	Loews Corp.	2,073,526
71,713	Mastercard, Inc. Class A	25,767,915
172,988	MetLife, Inc.	10,810,020
20,100	Morgan Stanley	1,973,016
242,500	New York Community Bancorp, Inc.	2,960,925
37,300	Popular, Inc.	3,060,092
31,384	Progressive Corp. (The)	3,221,568
16,717	Prudential Financial, Inc.	1,809,448
24,731	Ryman Hospitality Properties, Inc. REIT*	2,274,263
39,487	Simon Property Group, Inc. REIT	6,308,838
138,030	SLM Corp.	2,715,050
116,019	Synchrony Financial	5,382,121
15,682	T Rowe Price Group, Inc.	3,083,708
184,000	Truist Financial Corp.	10,773,200
375,880	Two Harbors Investment Corp. REIT	2,168,828
184,900	US Bancorp	10,385,833
42,961	Ventas, Inc. REIT	2,196,166
101,301	Visa, Inc. Class A	21,952,940
93,400	Wells Fargo & Co.	4,481,332
125,968	Western Union Co. (The)	2,247,269
42,318	Weyerhaeuser Co. REIT	1,742,655
15,800	Willis Towers Watson Plc	3,752,342

		239,325,179

	Industrial — 5.2%
522,098	Amcor Plc	6,270,397
21,700	Crown Holdings, Inc.	2,400,454
58,697	Dover Corp.	10,659,375
14,689	Eaton Corp. Plc	2,538,553
18,600	FedEx Corp.	4,810,704
44,999	Honeywell International, Inc.	9,382,742
81,104	Johnson Controls International Plc	6,594,566
36,220	L3Harris Technologies, Inc.	7,723,553
9,210	Lockheed Martin Corp.	3,273,326
33,281	Northrop Grumman Corp.	12,882,077
122,589	Raytheon Technologies Corp.	10,550,009

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	Industrial — continued
19,047	Union Pacific Corp.	4,798,511
110,100	Vontier Corp.	3,383,373

		85,267,640

	Technology — 18.1%
40,663	Accenture Plc Class A	16,856,847
53,039	Adobe, Inc.*	30,076,295
123,912	Apple, Inc.	22,003,054
20,125	Atlassian Corp. Plc Class A*	7,673,461
44,264	Autodesk, Inc.*	12,446,594
17,200	Broadcom, Inc.	11,445,052
133,855	Cognizant Technology Solutions Corp. Class A	11,875,616
21,748	Crowdstrike Holdings, Inc. Class A*	4,452,903
36,896	DocuSign, Inc. Class A*	5,619,630
84,052	Fidelity National Information Services, Inc.	9,174,276
1,576	Fortinet, Inc.*	566,414
118,361	HP, Inc.	4,458,659
3,457	HubSpot, Inc.*	2,278,682
84,765	Intel Corp.	4,365,397
3,566	Jack Henry & Associates, Inc.	595,486
24,500	Micron Technology, Inc.	2,282,175
123,371	Microsoft Corp.	41,492,135
9,861	MSCI, Inc. Class A	6,041,736
80,043	NVIDIA Corp.	23,541,447
215,177	Oracle Corp.	18,765,586
31,657	ROBLOX Corp. Class A*	3,265,736
110,001	salesforce.com, Inc.*	27,954,554
16,532	Seagate Technology Holdings Plc	1,867,785
21,550	ServiceNow, Inc.*	13,988,320
11,759	Snowflake, Inc. Class A*	3,983,361
33,186	Teradyne, Inc.	5,426,907
14,278	Twilio, Inc. Class A*	3,759,969

		296,258,077

	Utilities — 1.6%
218,800	Edison International	14,933,100
76,000	FirstEnergy Corp.	3,160,840
127,300	NiSource, Inc.	3,514,753
55,700	PPL Corp.	1,674,342
47,200	UGI Corp.	2,166,952

		25,449,987

	TOTAL COMMON STOCKS (COST $1,155,808,100)	1,584,236,963

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENT — 0.1%

		Mutual Fund - Securities Lending Collateral — 0.1%
2,326,385		State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(b) (c)	2,326,385

		TOTAL SHORT-TERM INVESTMENT (COST $2,326,385)	2,326,385

		TOTAL INVESTMENTS — 96.8% (Cost $1,158,134,485)	1,586,563,348

		Other Assets and Liabilities (net) — 3.2%	52,449,459

		NET ASSETS — 100.0%	$1,639,012,807

		Notes to Schedule of Investments:

	*	Non-income producing security.

	(a)	All or a portion of this security is out on loan.

	(b)	The rate disclosed is the 7-day net yield as of December 31, 2021.

	(c)	Represents an investment of securities lending cash collateral.

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
142	S&P 500 E-mini Index	Mar 2022	$33,785,350	$(19,963)
8	S&P Mid 400 E-mini Index	Mar 2022	2,270,160	27,359

				$7,396

Abbreviations

ADR	— American Depository Receipt
REIT	— Real Estate Investment Trust

See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Equity Fund

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	96.7
Futures Contracts	0.0	*
Short-Term Investment	0.1
Other Assets and Liabilities (net)	3.2

	100.0%

* Amount rounds to zero.

See accompanying Notes to the Schedule of Investments.